Pledged Assets and Collateral (Tables)	6 Months Ended
Sep. 30, 2023
Financial Instruments Pledged as Collateral [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien
At September 30, 2023, assets mortgaged, pledged, or otherwise subject to lien were as follows:

September 30, 2023
(in millions)
Trading account securities	¥7,820,667
Investment securities	23,430,643
Loans	12,197,635
Other	22,929
Total	¥43,471,874

Pledged Assets Classified by Type of Liabilities
The above pledged assets were classified by type of liabilities to which they related as follows:

September 30, 2023
(in millions)
Deposits	¥14,911
Payables under repurchase agreements and securities lending transactions	20,906,911
Other short-term borrowings and long-term debt	22,473,103
Other	76,949
Total	¥43,471,874